Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue

3. Revenue

The Group’s revenue consists of the following:

	For the Six Months Ended June 30,
	2026	2025

Management fees	$40,002	$59,613
Staking revenue	6,642	9,823
Lending book interest	2,432	4,927
Other revenue	2,362	5,587
Total Revenue	$51,438	$79,950

Management fees

The Group’s management fees consist of the following:

	For the Six Months Ended June 30,
	2026	2025

CoinShares XBT Provider AB	$27,787	$44,762
CoinShares Physical	8,686	12,418
Block Index	2,057	1,198
CoinShares U.S.	1,341	1,235
Other	131	—
Total Management Fees	$40,002	$59,613

Management fees derived from CoinShares XBT Provider AB are denominated in fiat but remain held in digital assets until redemption and are therefore non-cash impacting upon recognition. Management fees derived from CoinShares Physical are denominated in digital assets and, although liquidated to cash on a monthly basis, are also non-cash impacting upon recognition. For the six months ended June 30, 2026 and 2025, $33.2 million and $52.5 million respectively, is therefore included as a non-cash adjustment to digital assets revenue within the consolidated statements of cash flows.

Staking revenue, Lending book interest, and other revenue

	For the Six Months Ended June 30,
	2026	2025

Staking revenue	$6,642	$9,823
Lending book interest	2,432	4,927
Other revenue:
Other digital asset income	—	—
Other operating income	1,510	3,363
Fee rebates	852	2,224
Total other revenue	$2,362	$5,587

Staking revenue, lending book interest, other digital asset income and a portion of fee rebates are received in digital assets and therefore non-cash impacting. All staking revenue and lending book interest is non-cash and is described as such in the consolidated statement of cash flows. For the six months ended June 30, 2026 and 2025, the Group classified non-cash revenue for staking, lending book interest, and other digital asset income in the amounts of $9.9 million and $17.0 million, respectively, in digital assets revenue within the consolidated statements of cash flows.